Long Term Debt (Credit Facilities) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 13, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 1,762		CAD 18
Long-term Line of Credit		CAD 326	641
Letters of Credit Outstanding, Amount		37	33
Use Of Available Facilities		363	674
Line of Credit Facility, Remaining Borrowing Capacity		CAD 1,070	663
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,433		1,337
Emera Inc | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 700		700
Line of Credit Facility, Expiration Date	Jun. 30, 2020
Overdraft limit on lines of credit accounts	CAD 50
TECO Energy Inc. and TECO Finance Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 0		0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Tampa Electric Division [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 0		0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
New Mexico Gas Company [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 0		0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Nova Scotia Power Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 600		500
Line of Credit Facility, Expiration Date	Oct. 31, 2020
Emera Maine [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 107		111
Line of Credit Facility, Expiration Date	Sep. 30, 2019
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 26		CAD 26
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2017
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2021